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March 8, 2012

VIA EDGAR

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549 Attn: Mr. Jim O'Connor

Re:	Cantor Opportunistic Alternatives Fund, LLC
PRE-14A Filing- Preliminary Proxy Statement

Mr. O’Connor:

On behalf of Cantor Opportunistic Alternatives Fund, LLC, we herewith transmit the enclosed PRE14-A filing.

If you have any questions concerning this filing, please call me at (212) 848-7669 or Jesse P. Kanach at (202) 508-8026.

Very truly yours, /s/ John D. Reiss John D. Reiss
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